Summary of Significant Accounting Policies Narrative (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Oneok, Inc. [Member]	Dec. 31, 2013 Chevron Corporation, Inc. [Member]	Dec. 31, 2013 Panhandle Segment [Member]	Dec. 31, 2013 East Texas and Other Midstream Segment [Member]	Dec. 31, 2013 Natural Gas Processing Plant [Member]	Dec. 31, 2013 Pipelines [Member]	Dec. 31, 2013 Gas Gathering and Processing Equipment [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]
Major producer, percentage					36.00%	25.00%
Entity-wide revenue, major customer, percent			22.00%	11.00%
Inventory, Finished Goods	$ 1.0	$ 0.8
Property, Plant and Equipment, Useful Life							20 years	20 years	20 years	5 years
Unamortized Debt Issuance Expense	6.1	8.4
Gas Balancing Payable	0.3	0.6
Transportation and exchanges imbalance, receivable	0.7	0.9
Transportation and exchange imbalance, payable	$ 1.6	$ 2.1